GROUP ENTITIES (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pembina Pipeline
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina West Limited Partnership
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Gas Services Limited Partnership
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Oil Sands Pipeline LP
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Midstream Limited Partnership
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Infrastructure and Logistics LP
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Empress NGL Partnership
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Resource Services Canada
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Prairie Facilities Ltd.
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Fort Chicago Pipeline II US LP
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Fort Chicago Holdings II US LLC
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Veresen U.S. Infrastructure Inc.
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Veresen Energy Infrastructure No. 2 Inc.
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%